Schedule of Deferred Tax Asset (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating loss carry forwards	$ 1,680,000	$ 932,400
Net deferred tax assets before valuation allowance	1,680,000	932,400
Less: Valuation allowance	(1,680,000)	(932,400)
Net deferred tax assets